Long-Term Debts	12 Months Ended
Sep. 30, 2023
Long-Term Debts [Abstract]
LONG-TERM DEBTS

11. LONG-TERM DEBTS

As of September 30, 2023 and 2022, long-term debts consist of the following:

				As of September 30, 2023		As of September 30, 2022
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
Shinhan Bank Japan	1.90%	16/04/2021	16/04/2024	—	—	989,428	48,095
The Shoko Chukin Bank	1.50%	09/05/2019	25/04/2024	—	26,768	27,641	41,462
The Shoko Chukin Bank	1.11%	26/05/2020	25/04/2030	113,070	20,237	137,655	20,897
The Shoko Chukin Bank	1.50%	04/02/2022	27/01/2025	20,879	67,456	91,217	69,657
Mizuho Bank	0.83%	25/03/2020	25/03/2025	6,572	13,411	20,634	13,848
Mizuho Bank	2.00%	01/06/2021	01/06/2031	135,515	20,076	160,666	20,731
Kiraboshi Bank	0.50%	03/04/2020	31/03/2030	—	—	269,505	41,462
Japan Finance Corporation	1.11%	16/07/2020	30/06/2030	194,071	36,539	235,229	34,828
Musashino Bank	1.50%	31/05/2022	02/06/2025	44,489	72,556	120,862	63,396
Japan Finance Corporation	0.46%	09/06/2020	20/04/2030	114,783	20,558	139,755	21,229
Japan Finance Corporation	0.38%	23/04/2021	20/03/2031	44,369	7,395	52,864	7,050
Kiraboshi Bank	0.50%	27/06/2023	30/05/2032	351,335	43,499	—	—
Caizhi Linghang (Xiamen) Investment Management Co., Ltd	3.75%	01/11/2022	31/10/2027	779,879	—	—	—
Zhongli International Financial Leasing Co. LTD	14.56%	11/08/2022	15/08/2025	125,640	137,061	269,441	140,578
Zhongli International Financial Leasing Co. LTD	13.63%	26/07/2022	26/07/2025	65,724	69,670	138,867	62,397	Vehicle
				1,996,326	535,226	2,653,764	585,630

The long-term debts as of September 30, 2023 were primarily obtained from five banks and two financial institutions, with interest rates ranging from 0.38% to 14.56% per annum. The long-term debts as of September 30, 2022 were primarily obtained from six banks and one financial institution, with interest rates ranging from 0.38% to 14.56% per annum. The interest expenses were $102,350, $57,270 and $43,749 for the years ended September 30, 2023, 2022 and 2021, respectively. The weighted average interest rates of long-term debts outstanding were 4.68% and 4.59% per annum as of September 30, 2023 and 2022, respectively.

As of September 30, 2023 and 2022, there was no event of default on long-term debts occurred. As of September 30, 2023 and September 30, 2022, no long-term debts was guaranteed by the Company or its subsidiaries. As of September 30, 2023 and 2022, a vehicle with carrying value of $130,533 and $191,260 was pledged against one long-term debt.

On January 17, 2022, the Group bought a vehicle and paid in full. On July 26, 2022, the Group entered into a loan agreement with Zhongli International Financial Leasing Co. LTD (the “Lessor”) to pledge the same vehicle and to receive RMB1,500,000 ($210,867) from the Lessor. The transaction is classified as “failed” sale and leaseback transactions, as the control of the vehicle does not transfer to the lessor. Consequently, the received consideration from the lessor is accounted for as a liability. As of September 30, 2023, the non-current portion and current portion of the liability is recorded in short-term debt ($65,724) and long-term debt ($69,670), respectively.

The Group was not subject to any financial covenants as of September 30, 2023 and 2022.

Debt Maturities

The contractual maturities of the Group’s long-term debts as of September 30, 2023 were as follows:

Principle amount
Within 1 year	$535,226
1 – 2 years	404,883
2 – 3 years	141,578
3 – 4 years	141,578
4 – 5 years	921,457
Over 5 years	386,830
Total	$2,531,552